Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	INTERDIGITAL, INC.
Entity Central Index Key	0001405495
Amendment Flag	false
Entity Incorporation, State or Country Code	PA
Entity File Number	1-33579
Entity Tax Identification Number	82-4936666
Entity Address, Address Line One	200 Bellevue Parkway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19809-3727
City Area Code	302
Local Phone Number	281-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	IDCC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false